Notes Payable and Convertible Notes Payable (Details) - USD ($)																	1 Months Ended						3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2025	May 01, 2025	Apr. 03, 2025	Jan. 31, 2025	Jul. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Feb. 15, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	May 31, 2023	Jan. 31, 2023	Oct. 31, 2022	May 31, 2025	Oct. 31, 2024	Mar. 31, 2024	Nov. 30, 2023	Aug. 10, 2023	Dec. 31, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 05, 2025	Feb. 12, 2024	Feb. 28, 2022	Jun. 30, 2012
Notes Payable and Convertible Notes Payable [Line Items]
Notes payable										$ 1,370,009				$ 692,857							$ 122,873	$ 507,136	$ 1,370,009		$ 1,370,009			$ 1,370,009	$ 1,370,009
Principal amount of note							$ 640,000			107,136	$ 640,000								$ 640,000	$ 640,000								628,708	107,136		$ 50,000
Percentage of common stock			85.00%														85.00%
Extinguishment of debt																							(117,217)		(117,217)
Note payable												$ 100,000		$ 1,232,857				$ 106,800				828,344	490,266		490,266			578,708
Number of common stock issuable (in Shares)							2,080,000												2,080,000
Price per share (in Dollars per share)							$ 0.25			$ 0.37				$ 0.11					$ 0.25										$ 0.37	$ 0.1574
Inducement expense																			$ 520,000							520,000		1,004,574	$ 517,454
Interest expense																							6,205	14,162	25,522	21,797		56,794	15,714
Amortization of debt discount																							$ 115,129	$ 7,000	$ 115,129	15,000		$ 15,000	469,514
Reclassification amount																				640,000									640,000
Shares issued (in Shares)												1,000,000						500,000
Interest rate												8.00%									8.00%		0.00%		0.00%			0.00%
Debt instruments																												10.00%
Fund received									$ 40,000																$ 750,000				222,873
Amount of debt original issue discount									$ 15,000
Percentage of guaranteed interest									10.00%
Amount of guaranteed interest									$ 5,000
Number of warrant purchased (in Shares)					2,541,276			2,604,667
Indebtedness they held					$ 1
Per share (in Dollars per share)														$ 0.11				$ 0.2136
Percentage of beneficial ownership																												9.99%
Face amount														$ 6,298,703	$ 100,000
Original issue discount amount																												$ 578,708
Net proceeds											$ 70,000	$ 70,000													750,000	$ 430,000		618,708	$ 240,000
Total debt discount															$ 30,000
Shares converted (in Shares)										954,638	954,638																		954,638
Bonus shares (in Shares)										62,000	62,000
Fair value of notes										$ 11,098	$ 11,098	$ 11,098
Fair value													$ 114,560
Notes issued							$ 100,000									$ 440,000
Convertible notes																													$ 540,000
Shares of common stock (in Shares)											62,000	62,000	640,000
Debt extinguishment							$ 520,000
Exercise price per share (in Dollars per share)					$ 0.3
Inducement expense					$ 377,774
Aggregate amount														342,857															1,040,000
Amount of debt														$ 342,857
Various notes payable										$ 400,000																			400,000
Debt discount																												15,000	$ 469,514
Warrant [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Maturity date								Jul. 16, 2026
Number of warrant purchased (in Shares)					2			2
Indebtedness they held								$ 1
Per share (in Dollars per share)								$ 0.3
Exercise price per share (in Dollars per share)					$ 0.3
Notes Payable - Net [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Notes payable																							$ 1,270,009		$ 1,270,009			$ 1,370,000
Maturity date																									Sep. 30, 2025
Debt instrument principal amount		$ 100,000
Accrued interest		$ 12,603
Conversion price per share (in Dollars per share)												$ 0.179
Shares issued (in Shares)												1,000,000
Fair value												$ 179,000
Notes issued in 2024 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Principal amount of note																											$ 578,708
Interest rate per annum																											8.00%	8.00%
Conversion price per share (in Dollars per share)																											$ 0.1	$ 0.1
Note issued in 2025 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Principal amount of note	$ 650,000			$ 100,000													$ 650,000
Interest rate per annum				8.00%													8.00%
Conversion price per share (in Dollars per share)				$ 0.1
Percentage of shares	85.00%		85.00%														85.00%
Conversion rate	85.00%		85.00%
Debt converted																							1,070,788
Extinguishment of debt																									$ (117,217)
Note payable																							$ 490,266		$ 490,266			$ 578,708
Percentage of original debt instruments.																							10.00%		10.00%
Notes Payable - Net [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Maturity date																		Apr. 01, 2025
Notes Due August 2024 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Notes payable																																$ 507,136	$ 507,136
Note Issued In Two Thousand Twenty Three [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Principal amount of note											$ 105,000	105,000								105,000
Conversion price per share (in Dollars per share)																												$ 0.179
Debt instruments															20.00%
Original issue discount amount											$ 35,000	35,000			$ 30,000					$ 35,000
Fair value												$ 179,000
Note Issued in 2023 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)													$ 0.179	$ 0.11
Debt instrument term																				1 month
Note Issued in 2023 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)												$ 0.179
Notes issued															100,000
Modification of October Two Thousand Twenty-Two Notes [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Convertible notes																$ 440,000
Notes Due April 2024 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Notes issued						$ 640,000
First Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)										$ 0.11				$ 0.11															$ 0.11
Convertible notes														$ 350,000
Inducement expense																													$ 102,857
Second Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Inducement expense																													$ 186,160
Maturity date																													April 2024
Convertible Notes Payable Two [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Interest rate per annum																												8.00%
Modification and Extinguishment [Member] | Note issued in 2025 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Extinguishment of debt																									$ 117,217
Modification of December 2022 Notes [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Convertible notes																						$ 100,000
Note Issued In Two Thousand Twenty Three [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Per share (in Dollars per share)																												$ 0.11
Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Shares issued (in Shares)																													1,040,000
Fair value										$ 186,160																			$ 186,160
Convertible Debt [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Price per share (in Dollars per share)																												$ 0.1
Common Stock [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Number of common stock issuable (in Shares)																													7,315,341
Shares issued (in Shares)																								2,080,000					1,000,000
Per share (in Dollars per share)										$ 0.11																			$ 0.11
Net proceeds															$ 70,000
Common Stock [Member] | First Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Note payable										$ 102,857																			$ 102,857
Common Stock [Member] | Second Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Conversion options closing price										$ 0.179																			$ 0.179
Common Stock [Member] | Convertible Notes Payable Two [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)										$ 186,160																			$ 186,160
Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Note payable														$ 692,857
Shares issued (in Shares)														6,298,703
Convertible Notes Payable [Member] | Note issued in 2025 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Debt converted																									$ 953,571
Note Modifications [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Notes issued													$ 540,000
First Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Debt converted														$ 692,857
Convertible Debt [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Note payable										$ 640,000																			$ 640,000
Third Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Note payable												$ 105,000
Convertible Notes Payable One [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Note payable										$ 105,000																			$ 105,000
Common Stock [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Shares issued (in Shares)																		500,000
Common stock repurchased (in Shares)																					171,162,746
Minimum [Member] | Warrant [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Warrants exercisable (in Shares)					16
Minimum [Member] | Notes Payable - Net [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Various interest rates																									0.00%
Maximum [Member] | Warrant [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Warrants exercisable (in Shares)					2,541,276
Maximum [Member] | Notes Payable - Net [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Various interest rates																									12.00%
Note Modifications [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Principal amount of note													$ 640,000